Interest Expense (Tables)	12 Months Ended
Dec. 31, 2025
Interest Expense [Abstract]
Schedule of Interest Expense
For the years ended December 31,	2025	2024	2023
Interest on indebtedness	$232,766	$227,411	$252,257
Interest on significant financing component	12,296	13,834	15,713
Interest on leases, net	2,107	1,518	1,523
Interest on satellite performance incentive payments	934	1,144	1,464
Interest on employee benefit plans (Note 32)	(1,068)	(150)	(607)
Capitalized interest	(29,366)	—	—
Interest expense	$217,669	$243,757	$270,350